NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Schedule of non-current assets and disposal group classified as held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Total	$ 29,138	$ 102,670
Non-current assets or disposal groups classified as held for sale
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	29,063	100,658
Engines and rotables	75	2,012
Total	$ 29,138	$ 102,670